Other income (expenses)	12 Months Ended
Dec. 31, 2011
Other income (expenses)
17	Other income (expenses)

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)

Gain on disposal of affiliates	6,291,960	-	-	-
Fair value adjustment on real estates that was received as a compensation for notes receivable	2,236,740	-	-	-
Other	(115,560)	(95,519)	18,540	2,943
Total	8,413,140	(95,519)	18,540	2,943